Postretirement Health-Care And Life-Insurance Plans (Schedule Of Effect Of One Percent Change In Health Care Trend Rates) (Details) (USD $) In Millions	12 Months Ended
Jul. 02, 2011
Postretirement Health-Care And Life-Insurance Plans
Effect on total service and interest components, One Percentage Point Increase	$ 1
Effect on total service and interest components, One Percentage Point Decrease	(1)
Effect on postretirement benefit obligation, One Percentage Point Increase	9
Effect on postretirement benefit obligation, One Percentage Point Decrease	$ (7)